SCHEDULE OF RECONCILIATION BETWEEN THE EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Book income (loss) before taxes, tax					$ (8,459)	$ 1,249
Book income (loss) before taxes, percent					21.00%	21.00%
Permanent differences (transaction costs), tax					$ 2,185
Permanent differences (transaction costs), percent					(5.42%)
Permanent differences (warrants), tax					$ (1,144)
Permanent differences (warrants), percent					2.84%
Permanent differences (other -other than tax), tax					$ 458	$ 188
Permanent differences (other -other than tax), percent					(1.14%)	3.16%
State taxes net, tax					$ (722)	$ 128
State taxes net, percent					1.79%	2.15%
Deferred true-up, tax					$ (288)	$ 56
Deferred true-up, percent					0.71%	0.94%
Research and development credits, tax					$ (200)
Research and development credits, percent					0.50%
Uncertain tax positions, tax					$ 128	$ (19)
Uncertain tax positions, percent					(0.32%)	(0.32%)
Other, tax					$ 9	$ 9
Other, percent					(0.02%)	0.15%
Change in valuation allowance, tax					$ 7,324
Change in valuation allowance, percent					(18.18%)
Total, tax		$ (287)		$ (814)	$ (709)	$ 1,611
Effective tax rate, percent					1.76%	27.08%